Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Income Before Provision for Income Taxes	Income before provision for income taxes is attributable to the following geographic locations for the six months ended June 30, 2024 and 2023:
	For the Six Months Ended June 30,
	2024	2023
Cayman Islands	$403,760	$193,068
PRC	644,983	1,274,683
United States	(960,466)	(1,180,111)
Total income before income taxes	$88,277	$287,640

Schedule of Components of the Income Tax Provision	The components of the income tax provision were as follows:
For the Six Months Ended June 30,
	2024	2023
Current tax provision
Cayman Islands	$-	$-
BVI	-	-
Hong Kong	-	-
PRC	64,865	2,880
United States	-	-
	$64,865	$2,880
Deferred tax provision
Cayman Islands	$-	$-
BVI	-	-
Hong Kong	-	-
PRC	-	-
United States	-	-
	-	-
Income tax provisions	$64,865	$2,880

Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate	Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the six months ended June 30, 2024 and 2023 are as follows:
	For the Six Months Ended June 30,
	2024	2023
Income tax expense computed based on PRC statutory rate	$22,069	$71,910
Favorable tax rate and tax exemption impact in PRC entities (a)	(96,381)	(315,790)
Effect of rate differential for non-PRC entities	(62,521)	(1,063)
Change in valuation allowance	201,698	247,823
Total income tax provisions	$64,865	$2,880
(a)	During the six months ended June 30, 2024, Xinjiang United Family and all its four branch offices were subject to 25% income tax rate. During the six months ended June 30, 2023, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, qualified as small-scaled minimal profit enterprise and subject to a favorable tax rate of 2.5%. For the six months ended June 30, 2023, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the six months ended June 30, 2024, 12 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. The rest of the UFG entities were exempted from paying income tax. For the six months ended June 30, 2024 and 2023, the tax saving as the result of the favorable tax rates and tax exemption amounted to $96,381 and $315,790, respectively, and per share effect of the favorable tax rate and tax exemption was $0.01 and $0.03, respectively.

Schedule of Deferred Tax Assets, Net	The Company’s deferred tax assets, net was comprised of the following:
	June 30 2024	December 31, 2023
Net operating loss	$3,124,927	$2,923,229
Impairment of property and equipment	57,193	57,193
Total deferred tax assets	3,182,120	2,980,422
Valuation allowance	(3,182,120)	(2,980,422)
Total deferred tax assets, net	$-	$-

Schedule of Taxes Payable	Taxes payable consisted of the following:
	June 30 2024	December 31, 2023
Income tax payable	$4,484	$33,628
Other taxes payable	72,531	62,548
Total taxes payable	$77,015	$96,176